Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Going Concern
Note 2 - Going Concern

Note 2 - Going Concern

As reflected in the accompanying financial statements, the Company has a working capital of $1,772,176 as at September 30, 2021 (December 31, 2020: $191,235) and has used $170,727 (2020: $124,470) of cash in operations for the nine months ended September 30, 2021. This raises substantial doubt about its ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.

Note 2 - Going Concern

As reflected in the accompanying financial statements, the Company has a working capital of $191,235 (2019: $350,555) as at December 31, 2020 and has used $155,135 (2019: $186,855) of cash in operations for the year ended December 31, 2020. This raises substantial doubt about its ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.